Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	₩ 2,982,867	₩ 3,056,130
Other receivables	2,104,623	1,846,341
Trade and other receivables, net	5,087,490	4,902,471
Trade receivables	592,447	853,953
Other receivables	498,879	396,816
Trade and other receivables, net	1,091,326	1,250,769
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	3,337,398	3,388,099
Other receivables	2,201,781	1,948,108
Trade and other receivables, net	5,539,179	5,336,207
Trade receivables	612,654	892,992
Other receivables	621,195	513,926
Trade and other receivables, net	1,233,849	1,406,918
Accumulated depreciation, amortisation and impairment [member]
Disclosure of financial assets [line items]
Trade receivables	(346,869)	(322,992)
Other receivables	(93,256)	(101,619)
Trade and other receivables, net	(440,125)	(424,611)
Trade receivables	(2,856)	(4,323)
Other receivables	(108,131)	(102,985)
Trade and other receivables, net	(110,987)	(107,308)
Present value discount [member]
Disclosure of financial assets [line items]
Trade receivables	(7,662)	(8,977)
Other receivables	(3,902)	(148)
Trade and other receivables, net	(11,564)	(9,125)
Trade receivables	(17,351)	(34,716)
Other receivables	(14,185)	(14,125)
Trade and other receivables, net	₩ (31,536)	₩ (48,841)